SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Revenue	$ 5,334,003	$ 6,347,628	$ 7,834,715	$ 2,528,807	$ 4,994,855	$ 11,814,420	$ 11,060,224	$ 3,693,446	$ 22,045,153	$ 31,562,945	$ 34,158,326
Expenses	241,398	211,113	209,935	326,418	207,322	190,394	186,938	323,554
NET INCOME	$ 5,092,605	$ 6,136,515	$ 7,624,780	$ 2,202,389	$ 4,787,533	$ 11,624,026	$ 10,873,286	$ 3,369,892	$ 21,056,289	$ 30,654,737	$ 33,237,332
Net income per unit (in dollars per unit)	$ 0.388	$ 0.468	$ 0.581	$ 0.168	$ 0.364	$ 0.886	$ 0.829	$ 0.257	$ 1.605	$ 2.336	$ 2.533